Share-Based Compensation - Schedule of Stock Option Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016	Jul. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Outstanding Shares, Beginning Balance	2,277,968	434,218	462,343
Options Granted, Shares	100,000	1,850,000
Option Exercised, Shares
Options Cancelled, Shares		(6,250)	(28,125)
Options Outstanding Shares, Ending Balance	2,377,968	2,277,968	434,218
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 1.60	$ 4.07	$ 3.95
Weighted Average Exercise Price Granted	1.02	1.07
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Cancelled		14.72	2.20
Weighted Average Exercise Price Outstanding, Ending Balance	$ 1.58	$ 1.60	$ 4.07
Aggregate Intrinsic Value Outstanding, Beginning Balance	$ 48,000		$ 22,000
Aggregate Intrinsic Value Outstanding, Ending Balance	$ 124,000	$ 48,000